LEASE (Tables)	3 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Schedule of lease liability

Twelve Months Ended June 30,	Amount
2024	$79
2025	81
2026	83
2027	84
2028	71
Total	398
Less: interest	(102)
Total lease liability	296
Lease liability - current	47
Lease liability - non-current	$249